SHARE-BASED COMPENSATION - Schedule of Outstanding Options For RSUs and DSUs (Details)	9 Months Ended
	Sep. 30, 2023 shares $ / shares	Sep. 30, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of stock options outstanding, beginning of year (in CA$ per option)	$ 2.11	$ 1.82
Weighted average exercise price of stock options granted (in CA$ per option)	2.78	6.94
Weighted average exercise price of stock options forfeited (in CA$ per option)	6.20	9.62
Weighted average exercise price of stock options outstanding, end of year (in CA$ per option)	$ 2.16	$ 2.11
Restricted Stock Unit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of year (in shares) | shares	297,658	36,247
Granted (in shares) | shares	811,458	276,584
Forfeited (in shares) | shares	(62,908)	(15,173)
Number of units outstanding, end of year (in shares) | shares	1,046,208	297,658
Vested (in shares) | shares	0	0
Weighted average exercise price of stock options outstanding, beginning of year (in CA$ per option)	$ 8.35	$ 18.59
Weighted average exercise price of stock options granted (in CA$ per option)	2.75	6.93
Weighted average exercise price of stock options forfeited (in CA$ per option)	5.46	6.92
Weighted average exercise price of stock options outstanding, end of year (in CA$ per option)	4.18	8.35
Weighted average exercise price of stock options vested, end of year (in $CA per option)	$ 0	$ 0
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of year (in shares) | shares	301,091	18,755
Granted (in shares) | shares	224,342	62,181
Settled (in shares) | shares	0	(2,026)
Number of units outstanding, end of year (in shares) | shares	525,433	78,910
Vested (in shares) | shares	525,433	78,910
Weighted average exercise price of stock options outstanding, beginning of year (in CA$ per option)	$ 4.23	$ 14.07
Weighted average exercise price of stock options granted (in CA$ per option)	2.85	6.92
Weighted average exercise price of stock options settled (in CA$ per option)	0	14.07
Weighted average exercise price of stock options outstanding, end of year (in CA$ per option)	3.64	8.44
Weighted average exercise price of stock options vested, end of year (in $CA per option)	$ 3.64	$ 8.44